RESTATEMENT AND RECLASSIFICATIONS - Summary of Reclassification Adjustments (Details) - USD ($) $ in Thousands	5 Months Ended	7 Months Ended	12 Months Ended
	Dec. 31, 2022	Jul. 27, 2022	Dec. 31, 2021	Dec. 31, 2020
Reclassification [Line Items]
Amortization of intangible assets	$ 24,000	$ 7,700	$ 13,500	$ 13,300
Reclassification
Reclassification [Line Items]
Amortization of intangible assets			$ 4,656	$ 4,656